Inventory	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Inventory

16. Inventory

	2020	2019	2018
	£‘000	£‘000	£‘000
Finished goods and goods for resale	114,694	42,970	—

During the year, the group recognized a provision of £2.5m (2019: £1.0m) for the impairment of inventory within cost of sales.

During the year £161.2m (2019: £1.2m) was recognized as an expense for inventory carried at net realizable value. This is recognized in cost of sales.

As at December 31, 2020 inventory of £96.3m (2019: £36.6m) was held as a security against stocking loans.